Cover	Oct. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2023
Entity File Number	001-39843
Entity Registrant Name	Near Intelligence, Inc.
Entity Central Index Key	0001826671
Entity Tax Identification Number	85-3187857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Walnut St.
Entity Address, Address Line Two	Suite A-4
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91124
City Area Code	628
Local Phone Number	889-7680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NIR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	NIRWW
Security Exchange Name	NASDAQ